CONCENTRATIONS (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
CONCENTRATIONS

4. CONCENTRATIONS

During the three and six months ended June 30, 2011, the Company derived 98% and 89% of its revenue from two customers, respectively.  There was $283,364 receivable from one of these customers at June 30, 2011.

During the six months ended June 30, 2011, all of the Company’s purchases included in cost of sales were from one supplier.  There were $153,890 and $82,447 payable to this supplier at June 30, 2011 and 2010, respectively.